Note 13 - Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended March 31,
	2015	2014
Basic:
Numerator:
Net loss	$(825,176)	$(84,396)
Preferred deemed dividend and preferred stock dividend
Less: Net loss allocated to participating securities	8	960
	$(825,168)	$(83,436)
Denominator:
Weighted-average shares outstanding	328,001,069	132,940,312
Weighted-average unvested restricted shares outstanding	(3,322)	(1,512,311)
Denominator for basic net loss per share	327,997,747	131,428,001

Basic net loss per share attributable to common stockholders	$(0.00)	$(0.00)

	Year Ended December 31,
	2014	2013
Basic:
Numerator:
Net loss	$(1,852,301)	$(2,830,047)
Preferred deemed dividend and preferred stock dividend	(18,927)	(1,028,609)
Less: Net loss allocated to participating securities	6,005	12,503
	$(1,865,223)	$(3,846,153)
Denominator:
Weighted-average shares outstanding	204,471,018	69,477,915
Weighted-average unvested restricted shares outstanding	(656,121)	(306,958)
Denominator for basic net loss per share	203,814,897	69,170,957

Basic net loss per share attributable to common stockholders	$(0.01)	$(0.06)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	March 31, 2015	December 31, 2014
Stock options outstanding	37,034,483	37,034,483
Unvested restricted stock	—	7,186
Warrants to purchase common stock	22,148,045	22,148,045

	December 31, 2014	December 31, 2013
Stock options outstanding	37,034,483	5,368,233
Unvested restricted stock	7,186	1,890,952
Warrants to purchase common stock	22,148,045	9,648,045
Preferred stock convertible into common stock	—	68,353,582